Organization (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
		Mar. 25, 2024	Dec. 31, 2023	Apr. 30, 2023	Dec. 31, 2024
Organization [Line Items]
Share issued			71,897,268
Additional shares issued			718,973
Net proceeds (in Dollars)			$ 9,000
Ordinary Shares par value (in Dollars per share)		$ 0.0000001
Shares, unissued		1
Shares unissued price per share (in Dollars per share)		$ 0.00001
Ordinary shares outstanding	[1]		1,243,140
Ordinary Shares [Member]
Organization [Line Items]
Share issued		100
Share Consolidation [Member]
Organization [Line Items]
Share issued					3,378,188
IPO [Member]
Organization [Line Items]
Share issued				24,167
Net proceeds (in Dollars)				$ 13,000
Ordinary shares outstanding					213,504,800
IPO [Member] | Ordinary Shares [Member]
Organization [Line Items]
Share issued				2,416,667

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. During fiscal year 2024, the Company had issued 213,504,800 Ordinary Shares. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 3,378,188 as of December 31, 2024.